Note 33 - Employee Benefits - DWS Share Awards (Detail)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
DWS Equity Plan [Member]
Number of Awards [Abstract]
Number of Awards Outstanding at beginning of year	2,329,000	2,415,000
Number of Awards Granted	1,213,000	1,005,000
Number of Awards Issued or Exercised	(1,101,000)	(1,042,000)
Number of Awards Forfeited	(86,000)	(55,000)
Number of Awards Expired	0
Number of Awards Other Movements	22,000	6,000
Number of Awards Outstanding at end of year	2,377,000	2,329,000
Weighted-average exercise price [Abstract]
Weighted-average exercise price outstanding, of which, exercisable	€ 0
DWS SAR Plan [Member]
Number of Awards [Abstract]
Number of Awards Outstanding at beginning of year	887,000	948,000
Number of Awards Granted	0
Number of Awards Issued or Exercised	(122,000)	(40,000)
Number of Awards Forfeited	(10,000)	(4,000)
Number of Awards Expired	(18,000)	(16,000)
Number of Awards Other Movements	(1,000)	(1)
Number of Awards of which, exercisable	695,000	678,000
Number of Awards Outstanding at end of year	735,000	887,000
Weighted-average exercise price [Abstract]
Weighted-average exercise price outstanding at beginning of year	€ 24.65	€ 24.65
Weighted-average exercise price issued or exercised	24.65	24.65
Weighted-average exercise price forfeited	24.65	24.65
Weighted-average exercise price expired	24.65	24.65
Weighted-average exercise price other movements	24.65	24.65
Weighted-average exercise price outstanding at end of year	24.65	24.65
Weighted-average exercise price outstanding, of which, exercisable	€ 24.65	€ 24.65